Fair Value Measurements - Schedule of Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 2,321,276,526	$ 2,104,436,481
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	993,389,388	817,445,456
Old Dominion Freight Line, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	453,993,043	547,228,495
Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	16,610,569	14,667,567
Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	524,820,970	444,858,629
Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	332,462,556	280,236,334
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,463,993,000	1,379,341,518
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	993,389,388	817,445,456
Level 1 | Old Dominion Freight Line, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	453,993,043	547,228,495
Level 1 | Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	16,610,569	14,667,567
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Old Dominion Freight Line, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Old Dominion Freight Line, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1, 2 and 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,463,993,000	1,379,341,518
Level 1, 2 and 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	993,389,388	817,445,456
Level 1, 2 and 3 | Old Dominion Freight Line, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	453,993,043	547,228,495
Level 1, 2 and 3 | Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	16,610,569	14,667,567
Investments Measured at NAV | Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	524,820,970	444,858,629
Investments Measured at NAV | Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 332,462,556	$ 280,236,334